Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories
Note 5 - Inventories

	December 31,
	2015	2014
	U.S. Dollars
Components	12,739	10,929
Work in process	6,453	5,575
Finished products *	10,386	9,622

	29,578	26,126

*    includes systems at customer locations not yet sold, as of December 31, 2015 and 2014, in the amount of $4,612 and $4,532 respectively.

Inventories are presented in:

	December 31,
	2015	2014
	U.S. Dollars
Current assets	27,599	24,650
Long-term assets (A)	1,979	1,476

	29,578	26,126

(A)           Long-term Inventory:

At December 31, 2015, $1,979 of the Company's inventory is classified in long-term assets based on Management’s estimate and the recent level of sales (at December 31, 2014- $1,476). Of this amount, $1,326 is comprised of spare parts (at December 31, 2014 - $1,401). The Company’s policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

The remaining portion of long-term inventory consists of Gryphon systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2017. Management believes no loss will be incurred on its disposition.

As of December 31, 2015, based on Management's estimates regarding future sales, a provision of $133 was recorded in the costs of products sold line item in the consolidated statement of operations against damaged, obsolete, excess and slow-moving inventory (at December 31, 2014 - $283).

As of December 31, 2015, based on Management's estimates regarding future sales of one-color Gryphon systems, an obsolescence provision was recorded in the amount of $1,041 against inventory.

As of December 31, 2014, based on the Company's decision in December 2014 to sell the remaining activities of the Sela division, an obsolescence provision was recorded in the amount of $205 against SELA inventory.

The provisions were recorded in the costs of products sold line item in the consolidated statement of operations. This provisions result in a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

As a result of the above mentioned, the total amount of the inventory write-down for the year ended December 31, 2015 is $1,174 (2014 - $488).